Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 11, 2010

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (“Trust”)
	File Nos.	33-72424
811-8194
POST-EFFECTIVE AMENDMENT NO. 53

Dear Mr. Ganley:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 53 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 54 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to add the RiverFront Long Term Growth, RiverFront Moderate Growth, RiverFront Long Term Growth & Income and RiverFront Moderate Growth & Income Funds, each a newly created series with three classes, to the Trust.

The SEC Staff is requested to address any comments on this filing to my paralegal, Jennifer Craig, at 720.917.0611.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP